Offerings	Apr. 30, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value NOK 2.50 each of Equinor ASA
Fee Rate	0.01381%
Offering Note	(1) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares. (2) The ordinary shares may be represented by American Depositary Shares, each of which represents one ordinary share. American Depositary Receipts evidencing American Depositary Shares issuable on deposit of ordinary shares have been registered pursuant to a separate registration statement on Form F-6 (File No. 333-267857), as amended, or, if registration of additional American Depositary Receipts is necessary, will be registered pursuant to a separate registration statement on Form F-6. (3) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), each Registrant is deferring payment of all of the registration fee.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Equinor ASA
Fee Rate	0.01381%
Offering Note	See notes (1) and (3) above.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Equinor US Capital LLC
Fee Rate	0.01381%
Offering Note	See notes (1) and (3) above.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities of Equinor ASA and Equinor US Capital LLC
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See note (1) above. Pursuant to Rule 457(n) under the Securities Act, no separate fee for the guarantees is payable.